As filed with the Securities and Exchange Commission on April 28, 2017

File Nos. 033-62470

811-07704

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 168	[X]
and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 169	[X]

SCHWAB CAPITAL TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, California 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

[  ] Immediately upon filing pursuant to paragraph (b)

[x] On May 26, 2017 pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] On (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 168 to the Registration Statement of Schwab Capital Trust (the “Registrant”) (referred to herein as “PEA No. 168”) is being filed, pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of delaying, until May 26, 2017, the effectiveness of the portion of the Registration Statement that relates to the Schwab Fundamental Global Real Estate Index Fund, that is included in Post-Effective Amendment No. 164 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2017 pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0001193125-17-062485) (referred to herein as “PEA No. 164”). This PEA No. 168 only applies to the series listed herein and does not apply to the other series associated with PEA No. 164.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of PEA No. 164 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 168 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 168 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 28th day of April, 2017.

SCHWAB CAPITAL TRUST
Registrant

Marie A. Chandoha*
Marie A. Chandoha, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 168 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 28th day of April, 2017.

Signature	Title
Walter W. Bettinger II* Walter W. Bettinger II	Chairman and Trustee

Marie A. Chandoha* Marie A. Chandoha	Trustee, President and Chief Executive Officer

Joseph R. Martinetto* Joseph R. Martinetto	Trustee

Robert W. Burns* Robert W. Burns	Trustee

John F. Cogan* John F. Cogan	Trustee

Stephen Timothy Kochis* Stephen Timothy Kochis	Trustee

David L. Mahoney* David L. Mahoney	Trustee

Kiran M. Patel* Kiran M. Patel	Trustee

Kimberly S. Patmore* Kimberly S. Patmore	Trustee

Charles A. Ruffel* Charles A. Ruffel	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Mark D. Fischer* Mark D. Fischer	Treasurer and Chief Financial Officer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact Pursuant to Power of Attorney